Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000002883
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class AAA
C000002885
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class C
Average Annual Return, Percent	(0.35%)		(2.27%)	2.37%	2.22%
C000034314
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class I
C000002882
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli International Growth Fund, Inc. - Class A
Average Annual Return, Percent	(4.76%)		(6.26%)	1.93%	2.38%
Without Sales Load [Member] | C000002883
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%		0.85%	4.42%	3.77%
Without Sales Load [Member] | C000034314
Average Annual Return [Line Items]
Average Annual Return, Percent	1.91%		1.15%	4.68%	4.37%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%		19.38%	10.76%	8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%		19.38%	10.76%	8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%		19.38%	10.76%	8.43%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%		19.38%	10.76%	8.43%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%		12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%		8.89%	4.87%	3.86%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%		12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%		8.89%	4.87%	3.86%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%		12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%		8.89%	4.87%	3.86%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%		12.09%	6.98%	4.84%
Lipper International Multi-Cap Growth Fund Classification
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%		8.89%	4.87%	3.86%